Schedule of Investments (unaudited) January 31, 2021	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 43.3%
Alibaba Group Holding Ltd.(a)	175,192	$5,559,631
Alibaba Group Holding Ltd., ADR(a)	11,015	2,795,937
Baidu, Inc., ADR(a)	6,551	1,539,616
China Construction Bank Corp., Class H	6,270,000	4,749,014
China Mengniu Dairy Co. Ltd.	572,000	3,401,656
China Molybdenum Co. Ltd., Class A	1,014,900	949,491
China Molybdenum Co. Ltd., Class H	828,000	520,533
China Petroleum & Chemical Corp., Class A	2,513,965	1,537,517
China Petroleum & Chemical Corp., Class H	1,612,000	763,414
China Resources Land Ltd.	614,000	2,429,687
Contemporary Amperex Technology Co. Ltd., Class A	30,800	1,670,520
ENN Energy Holdings Ltd.	202,800	3,127,667
Haier Smart Home Co. Ltd., Class A	222,800	1,096,182
Haier Smart Home Co. Ltd., Class H(a)	274,600	1,136,899
Han’s Laser Technology Industry Group Co. Ltd., Class A	267,400	1,769,307
JD.com, Inc., ADR(a)	8,821	782,334
JD.com, Inc., Class A(a)	41,100	1,822,614
Li Ning Co. Ltd.	449,582	2,800,808
LONGi Green Energy Technology Co. Ltd., Class A	103,400	1,714,930
Meituan, Class B(a)	85,300	3,933,130
NetEase, Inc.	67,600	1,540,203
NetEase, Inc., ADR	13,541	1,557,079
Ping An Insurance Group Co. of China Ltd., Class H	382,500	4,505,001
RLX Technology, Inc., ADR(a)	74,621	1,678,972
Tencent Holdings Ltd.	132,300	11,788,363
Topsports International Holdings Ltd.(b)	969,000	1,570,228
Yum China Holdings, Inc.	48,249	2,736,201

		69,476,934

Hong Kong — 3.8%
AIA Group Ltd.	238,000	2,869,506
Link REIT	259,500	2,251,227
SJM Holdings Ltd.	922,000	988,571

		6,109,304

India — 10.1%
Axis Bank Ltd.(a)	261,371	2,368,621
Bandhan Bank Ltd.(a)(b)	429,617	1,817,048
Bharti Airtel Ltd.	334,700	2,534,703
Godrej Industries Ltd.(a)	125,885	754,427
HDFC Bank Ltd.(a)	115,251	2,199,402
Mahindra & Mahindra Financial Services Ltd.(a)	442,629	935,891
Reliance Industries Ltd.	149,942	3,773,425
Tech Mahindra Ltd.	138,396	1,816,979

		16,200,496

Indonesia — 3.3%
Bank Central Asia Tbk PT	1,559,300	3,750,318
Bank Mandiri Persero Tbk PT	3,334,600	1,560,095

		5,310,413

Singapore — 1.1%
Singapore Telecommunications Ltd.	1,002,100	1,775,266

South Korea — 10.5%
Doosan Bobcat, Inc.	101,776	2,743,144
NCSoft Corp.	3,351	2,839,134
Samsung Electronics Co. Ltd.	121,034	8,848,428

Security	Shares	Value

South Korea (continued)
Samsung SDI Co. Ltd.	850	$555,306
SK Innovation Co. Ltd.	7,585	1,893,558

		16,879,570

Taiwan — 15.0%
Hon Hai Precision Industry Co. Ltd.	799,000	3,177,707
Largan Precision Co. Ltd.	15,000	1,570,058
Nanya Technology Corp.	558,000	1,586,984
Taiwan Semiconductor Manufacturing Co. Ltd.	621,000	13,123,836
Win Semiconductors Corp.	183,000	2,686,602
Yageo Corp.	90,000	1,837,340

		23,982,527

Thailand — 2.4%
PTT Exploration & Production PCL, NVDR	576,600	1,979,927
Thai Beverage PCL	3,019,300	1,869,521

		3,849,448

United Kingdom — 1.8%
Prudential PLC	91,145	1,458,267
Standard Chartered PLC	233,899	1,415,251

		2,873,518

United States — 1.0%
Air Lease Corp.	38,440	1,523,377

Total Common Stocks — 92.3% (Cost: $98,097,343)		147,980,853

Preferred Securities

Preferred Stocks — 4.2%

China(c)(d) — 2.1%
Xiaoju Kuaizhi, Inc.
Series A-17, (Acquired 07/28/15, Cost: $1,202,337)	43,839	2,488,740
Series A-18, (Acquired 05/23/16, Cost: $592,482)	15,499	879,878

		3,368,618

South Korea — 2.1%
Samsung Electronics Co. Ltd.	51,750	3,375,001

Total Preferred Securities — 4.2% (Cost: $3,794,869)		6,743,619

Total Long-Term Investments — 96.5% (Cost: $101,892,212)		154,724,472

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(e)(f)	4,420,530	4,420,530

Total Short-Term Securities — 2.8% (Cost: $4,420,530)		4,420,530

Total Investments — 99.3% (Cost: $106,312,742)		159,145,002

Other Assets Less Liabilities — 0.7%		1,131,684

Net Assets — 100.0%		$160,276,686

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Asian Dragon Fund, Inc.

(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,368,618, representing 2.10% of its net assets as of period end, and an original cost of $1,794,819.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,454,244	$—		$(1,033,714	)(a)	$—	$—	$4,420,530	4,420,530	$1,811		$—
SL Liquidity Series, LLC, Money Market Series(b)	—	653(a	)	—		(653)	—	—	—	1,178	(c)	—

						$(653)	$—	$4,420,530		$2,989		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty (a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.(b)	02/08/23	$555,198	$(89,584	)(c)	$466,525	0.3%

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(911) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	40-60 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	19,277	$308,421	66.1%
Standard Chartered PLC	26,130	158,104	33.9

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$466,525

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Asian Dragon Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
China	$12,227,038	$57,249,896	$—	$69,476,934
Hong Kong	—	6,109,304	—	6,109,304
India	—	16,200,496	—	16,200,496
Indonesia	—	5,310,413	—	5,310,413
Singapore	—	1,775,266	—	1,775,266
South Korea	—	16,879,570	—	16,879,570
Taiwan	—	23,982,527	—	23,982,527
Thailand	—	3,849,448	—	3,849,448
United Kingdom	—	2,873,518	—	2,873,518
United States	1,523,377	—	—	1,523,377
Preferred Securities
Preferred Stocks	—	3,375,001	3,368,618	6,743,619
Short-Term Securities
Money Market Funds	4,420,530	—	—	4,420,530

	$18,170,945	$137,605,439	$3,368,618	$159,145,002

Derivative Financial Instruments(a)
Liabilities
Equity Contracts.	$—	$(89,584)	$—	$(89,584)

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks

Assets
Opening balance, as of April 30, 2020	$2,763,964
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Asian Dragon Fund, Inc.

Preferred Stocks

Net change in unrealized appreciation (depreciation)(a)	$604,654
Purchases	—
Sales	—

Closing balance, as of January 31, 2021	$3,368,618

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021(a)	$604,654

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)

Assets
Preferred Stocks	$3,368,618	Market	Revenue Multiple	2.75x

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

REIT	Real Estate Investment Trust

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